Real Estate Properties Held for Lease, Net	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Real Estate Properties Held for Lease, Net
5.	Real Estate Properties Held for Lease, Net

The following summarizes the components of real estate properties held for lease as at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Building at cost	$—	$92,838
Less: accumulated depreciation	—	(631)
Net book value	$—	$92,207

Depreciation expenses were $0.6 million for the year ended December 31, 2020.

Real estate properties held for lease of $88.1 million (2019: Nil) have been pledged to banks to obtain loan facilities (See Note 9).